Financial results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial expenses
Interest and amortisation of debt issue costs	$ (28,955)	$ (27,823)	$ (28,984)
Interest with related parties	(1,606)	(2,224)	(1,587)
Less: amounts capitalised on qualifying assets	258	611	255
Borrowings cancellation costs	0	(17,575)	0
Bank charges and other financial results	(5,513)	(3,721)	(3,220)
Unwinding of long-term liabilities (Note 28)	(3,505)	(2,779)	(2,693)
Financial expenses total	(39,321)	(53,511)	(36,229)
Financial income
Interest received	3,059	2,016	2,128
Financial income total	3,059	2,016	2,128
Foreign exchange gains and losses
Foreign exchange (loss) gain	(11,323)	(2,193)	13,872
Foreign exchange (loss) gain total	(11,323)	(2,193)	13,872
Total Financial results	$ (47,585)	$ (53,688)	$ (20,229)